Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,160,166
Proposed Maximum Offering Price per Unit | $ / shares	7.045
Maximum Aggregate Offering Price	$ 15,218,369.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,329.93
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Consists of an aggregate of 2,160,166 shares of the Registrant’s common stock, including (i) 501,566 shares of the Registrant’s common stock, and (ii) 1,658,600 shares of the Registrant’s common stock issuable upon the exercise of warrants.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Registrant’s common stock as reported on the Nasdaq Capital Market on August 8, 2025, which date is a date within five business days prior to the filing of this registration statement.